Related Party Transactions (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	6 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended			3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Apr. 30, 2014 Frontline 2012 [Member] company vessel t	Jun. 30, 2014 Frontline 2012 [Member]	Apr. 30, 2014 Karpasia [Member] vessel	Apr. 30, 2014 Common Stock [Member] Frontline 2012 [Member]	Apr. 30, 2014 Common Stock [Member] Karpasia [Member]	Jun. 30, 2014 General Manager [Member]
Related Party Transaction [Line Items]
Number of SPCs acquired			5
Capesize Drybulk Size Range			180,000
Number of Vessels Acquired					1
Shares issued						15.5	3.1
Price per share						$ 12.54	$ 12.54
Newbuilding installments assumed			$ 150,000,000
Purchase of vessel	24,085,000	0			24,000,000
Cash acquired on purchase of SPCs	43,412,000	0	43,400,000
Ownership percentage			32.00%		6.00%
Number of Capesize Newbuildings acquired			5
Newbuilding Supervision Fees				$ 700,000				$ 400,000